CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares
Statement of Financial Position [Abstract]
Trade accounts receivable, allowance for doubtful accounts | $	$ 135		$ 94
Ordinary shares, par value per share | ₪ / shares		₪ 0.01		₪ 0.01
Ordinary shares, shares authorized	40,000,000		40,000,000
Ordinary shares, shares issued	28,005,617		27,917,505
Ordinary shares, shares outstanding	28,005,617		27,917,505